CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 1,493,412
Changes from Financing Cash Flows	451,369
Foreign Exchange	7,151
Other	52,702
Ending balance	2,004,634
Long-term debt
Changes in liabilities arising from financing activities
Beginning balance	1,342,070
Changes from Financing Cash Flows	498,958
Other	2,058
Ending balance	1,843,086
Lease obligations
Changes in liabilities arising from financing activities
Beginning balance	151,342
Changes from Financing Cash Flows	(47,589)
Foreign Exchange	7,151
Other	50,644
Ending balance	$ 161,548